Derivatives (Schedule Of Derivative Activities Associated With Trust Preferred Loans) (Details) (USD $) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Hedging Instruments [Member] Loan Portfolio Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Hedging Instruments [Member] Loan Portfolio Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2012 Hedged Items [Member] Loan Portfolio Hedging [Member] Trust Preferred Loans [Member]		Dec. 31, 2011 Hedged Items [Member] Loan Portfolio Hedging [Member] Trust Preferred Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional							$ 56,750	$ 196,250
Loans, net of unearned income	16,708,582	[1],[2]	16,397,127	[1],[2]	16,782,572	[1],[2]			56,750	[3],[4]	196,250	[3],[4]
Interest Rate Derivative Liabilities at Fair Value							2,042	8,809
Gains/(Losses)							6,766	8,389
Gains/(Losses)									$ (6,720)	[3],[5]	$ (8,361)	[3],[5]

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
[4]	Represents principal balance being hedged.
[5]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.